Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 24.    Subsequent Events

Senior Secured Convertible Debentures - ID Ventura 7

On October 29, 2019, the Company entered into an Additional Issuance Agreement (the “Purchase Agreement”), with ID Venturas 7, LLC. (“ID Venturas”) an exempted company incorporated and existing under the laws of the Delaware, pursuant to which ID Venturas invested $400,000 of the up to $2,500,000 of additional investment rights granted to ID Venturas in the September SPA (as defined below) and received (i) a promissory note (the “Convertible Note”) which is senior secured and convertible at $1.00 per share of Company common stock, subject to anti-dilution adjustments and (ii) a warrant (the “Warrant”) exercisable for 150% of the number of shares of common stock which the Note is convertible into. The Convertible Note is convertible into common stock, par value $0.001 per share (the “Common Stock”), at a conversion price of $1.00, subject to anti-dilution adjustments. The Convertible Note matures on March 27, 2021, and accrues at a 10% interest rate.

In connection with the above transaction, the Company also entered into a registration rights agreement with ID Venturas (the “Registration Rights Agreement”) which grants ID Venturas demand registration rights.

As disclosed in Note 12, the Company entered into Securities Purchase Agreements, dated February 22, 2019 (“The Purchase Agreement”) and dated September 27, 2019 (“Convertible Note Agreement”) with ID Venturas pursuant to which ID Venturas purchased 10% Senior Secured Convertible Debentures (the “Debentures”) and common stock purchase warrants (the “Warrants”) and were granted additional investments rights to purchase up to an additional $2,500,000 of Debentures and Warrants (“Additional Investment Rights”). On October 29, 2019 Ideanomics, Inc. (the “Company”) entered into a letter agreement (the “Agreement”) with ID Venturas pursuant to which the Company agreed to reduce the conversion price of the Debentures and the exercise price of the Warrants to $1.00, subject to adjustment thereunder. The Agreement also reduced the conversion price of Debentures and the exercise price of the Warrants issuable pursuant to the Additional Investment Rights.

GTB Impairment review

On October 29, 2019, our digital currency, GTB tokens (see Note 1), had a one-time unexpected significant decline in quoted price from $17 to $1.84.  The Company’s management is currently evaluating the risks and potential impacts of this incident and plans to perform its annual impairment test as of December 31, 2019.  The Company is not able to make a meaningful estimate of the amount or range of potential impairment resulting from the subsequent decline in quoted price.

Note 22.  Subsequent Event

Acquisition of Assets

On February 19, 2019, the Company entered into an agreement with SolidOpinion, Inc (“SolidOpinion”) to purchase the assets of SolidOpinion in exchange for 4.5 million shares of the Company’s common stock. The assets include cash ($2.5 million) and certain intellectual property (“IP”) which is complementary to the IP of Grapevine. The parties agreed that 450,000 of such shares of common stock (“Escrow Shares”) will be held in escrow until February 19, 2020 in connection with SolidOpinion’s indemnity obligations pursuant to the agreement.  SolidOpinion have the rights to vote and receive the dividends paid with respect to the Escrow Shares.

Severance Payments to Three Former Executives

On February 20, 2019, the Company accepted the resignation of former Chief Executive Officer, former Chief Investment Officer and former Chief Strategy Officer and agreed to pay approximately $423,000,  $296,000 and $118,000, respectively for salary, severance and expenses.

Issuance of Senior Secured Convertible Debenture

On February 22, 2019, the Company executed an agreement with ID Venturas 7, LLC, whereby the Company issued $2,050,000 in convertible secured note. The note bears interest at a rate of 10% per year and matures on August 22, 2020. The holder is entitled to the following: (i) the convertible note is senior secured and convertible at $1.84 per share of Company common stock at the option of holder, subject to anti-dilution adjustments, (ii) 1,166,113 shares of common stock of the Company and (iii) a warrant exercisable for 150% of the number of shares of common stock which the Note is convertible into.

Acquisition of Tree Motion Sdn. Bhd. (“Tree Motion”)

On March 5, 2019, the Company entered into the following acquisition agreements:

•	Acquire 51% of Tree Motion, a Malaysian company, for 25,500,000 shares of the Company’s common stock at $2.00 per share
•	Acquire 11.22% of Three Motion’s parent company, Tree Manufacturing Sdn. Bhd., for 12,190,000 shares of the Company’s common stock and $620,000 in cash or/and loan.

The transactions are conditioned upon the Company’s completion of its due diligence and customary closing conditions.

Disposal of Assets in exchange of GTDollar coins

In March 2019, the Company entered into the agreement and completed the sale of the following assets (with total carrying amount of approximately $20.4 million) to GTD, a minority shareholder based in Singapore, in exchange for 1,250,000 GTDollar coins (with fair value of approximately $30.0 million).

•	License content (carrying amount approximately $17.0 million as of December 31, 2018)
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Approximately 13% ownership interest in Nanjing Shengyi Network Technology Co., Ltd (“Topsgame”) (carrying amount approximately $3.2 million as of December 31, 2018 which is included in long-term investment-Non-marketable Equity Investment)

•	Animation copy right (net carrying amount approximately $0.2 million as of December 31, 2018 included in intangible asset.)